SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES 04/30/16 (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Apr. 30, 2016	Apr. 30, 2015
Amortized Financing Fees			$ 372,266	$ 136,189
Shares Excluded from Loss Per Share, potentially dilutive	9,226,082	30,414,438	12,027,780	30,384,168
Promissory Notes [Member]
Notes Fair Value	$ 13,616,576		$ 5,659,462	$ 5,479,007
Second Promissory Notes [Member]
Notes Fair Value			$ 5,044,374	$ 1,532,123